Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments tax	$ (2.1)	$ 23.9	$ 7.4
Pension and postretirement benefits adjustment tax	0.6	$ 1.5	4.6
Derivative financial instruments tax	$ (4.3)		$ (2.1)
Par value of common stock (usd per share)	$ 0.010000000	$ 0.010000000	$ 0.01
Impact due to adoption of ASU tax		$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized for issuance under ESPP (in shares)	10,600,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued under the plan (in shares)	39,418